Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Comprehensive Income [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
BALANCE, at Dec. 31, 2008		$ 29	$ 271,310	$ 24	$ 20,688	$ 292,051
BALANCE, (in Shares) at Dec. 31, 2008		2,990,104
Net income loss	(50,196)				(50,196)	(50,196)
Stock based compensation		2	3,465			3,467
Stock based compensation (in Shares)		112,225
Repurchase and cancellation of common stock			(732)			(732)
Repurchase and cancellation of common stock (in Shares)		(35,860)
Issuance of common stock, net		2	2,540			2,542
Issuance of common stock, net (in Shares)		223,000
Accumulated unrecognized actuarial gain loss	64			64		64
Comprehensive income loss	(50,132)
BALANCE, at Dec. 30, 2009		33	276,583	88	(29,508)	247,196
BALANCE, (in Shares) at Dec. 30, 2009		3,289,469
BALANCE, at Dec. 31, 2009
Net income loss	2,513				2,513	2,513
Stock based compensation		1	2,023			2,024
Stock based compensation (in Shares)		130,598
Equity component of convertible loans			3,800			3,800
Accumulated unrecognized actuarial gain loss	(51)			(51)		(51)
Comprehensive income loss	2,462
BALANCE, at Dec. 31, 2010		34	282,406	37	(26,995)	255,482
BALANCE, (in Shares) at Dec. 31, 2010		3,420,067				3,420,067
Net income loss	(189,112)				(189,112)	(189,112)
Stock based compensation			1,412			1,412
Stock based compensation (in Shares)		49,967
Equity component of convertible loans			2,000			2,000
Cancellation of fractional shares		0
Cancellation of fractional shares (in Shares)		(17)
Repurchase and cancellation of common stock
Repurchase and cancellation of common stock (in Shares)
Issuance of common stock, net		137	6,765			6,902
Issuance of common stock, net (in Shares)		13,677,517
Comprehensive income loss	(189,112)
BALANCE, at Dec. 31, 2011		$ 171	$ 292,583	$ 37	$ (216,107)	$ 76,684
BALANCE, (in Shares) at Dec. 31, 2011		17,147,534				17,147,534